Financial Instruments (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Financial assets at fair value
Cash	$ 6,898,235	$ 9,004,716	$ 324,837
Convertible loan receivable	67,166	52,225	0
Total financial assets at fair value	$ 6,965,401	$ 9,056,941	$ 324,837